Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MRUS
Entity Registrant Name	Merus N.V.
Entity Central Index Key	0001651311
Current Fiscal Year End Date	--12-31